UNIT-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2013
Phantom and restricted units
MEMBERSHIP INTERESTS
Schedule of activity
The following table presents phantom and restricted unit activity:

Three months ended March 31, 2013
Nonvested phantom and restricted units, beginning of period	131,558
Phantom units granted	145,269
Nonvested phantom and restricted units, end of period	276,827

DFW Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity
Information regarding the amount and grant date fair value of the vested and nonvested DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013		2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306
Vested	0.006%	$1,650	0.275%	$277
Nonvested, end of period	0.031%	$1,650	1.475%	$311
Vested, end of period	4.100%	$243	2.925%	$260

Schedule of non-cash compensation expense recognized in general and administrative expense
Non-cash compensation expense recognized in general and administrative expense related to the DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Non-cash compensation expense	$13	$153

SMP Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity
Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests was as follows:

	Three months ended March 31,
	2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003
Granted	0.500%	$1,780
Vested	0.318%	$965
Nonvested, end of period	4.141%	$1,010
Vested, end of period	2.215%	$712

Schedule of non-cash compensation expense recognized in general and administrative expense
Non-cash compensation expense recognized in general and administrative expense related to the SMP Net Profits Interests was as follows:

Three months ended March 31, 2012
(In thousands)
Non-cash compensation expense	$307